Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash		$ 12,834	$ 5,858
Cash equivalents	[1]	4,187	6,059
Cash and cash equivalents		$ 17,021	$ 11,917	$ 18,178	$ 17,890
Weighted average interest rate of cash on deposit		0.07%	0.30%

[1]	Comprised mainly of deposits in banks as at December 31, 2016 and 2017 carrying a weighted average interest rate of 0.30% and 0.07%, respectively.